Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 72.0%
Long-Term Municipal Bonds – 72.0%
Alabama – 0.6%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	$3,015	$3,430,648
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	2,400	2,578,968
Water Works Board of the City of Birmingham (The) Series 2010A 5.00%, 01/01/2024 (Pre-refunded/ETM)	3,650	3,737,016

		9,746,632

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	400	485,104

Arizona – 2.6%
County of Pima AZ Sewer System Revenue Series 2011B 5.00%, 07/01/2023 (Pre-refunded/ETM)	2,500	2,611,500
5.00%, 07/01/2024 (Pre-refunded/ETM)	4,085	4,267,191
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax) Series 2014 5.00%, 06/01/2022	1,685	1,835,336
Salt River Project Agricultural Improvement & Power District Series 2011A 5.00%, 12/01/2024	23,120	24,646,613
State of Arizona (State of Arizona COP) Series 2019A 5.00%, 10/01/2022	7,000	7,725,760
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	1,800	1,763,946

		42,850,346

California – 0.8%
California Housing Finance Series 20192 4.00%, 03/20/2033	2,258	2,420,284
California Municipal Finance Authority (Waste Management, Inc.) Series 2019A 2.40%, 10/01/2044	4,710	5,082,184
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	2,025	2,044,602

	Principal Amount (000)	U.S. $ Value

State of California Series 2014 5.00%, 10/01/2029	$50	$58,772
Series 2015 5.00%, 08/01/2022-03/01/2026	3,500	4,060,364

		13,666,206

Colorado – 1.7%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	2,375	2,445,205
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2010A 5.00%, 11/15/2023	300	304,770
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2033-08/01/2036	16,920	20,321,252
Regional Transportation District (Denver Transit Partners LLC) Series 2010 5.00%, 07/15/2020	2,000	2,000,720
5.125%, 01/15/2023	2,000	2,001,820
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	215	227,666
5.00%, 12/01/2024-12/01/2050(b)	430	515,574

		27,817,007

Connecticut – 3.3%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2026 (Pre-refunded/ETM)	1,650	2,103,833
5.00%, 11/01/2027-11/01/2031	6,975	8,241,207
Series 2017C 5.00%, 08/15/2025	1,000	1,155,880
State of Connecticut Series 2014C 5.00%, 06/15/2022	5,620	6,107,366
Series 2016A 5.00%, 03/15/2023-03/15/2024	27,430	30,751,810
Series 2018C 5.00%, 06/15/2027	1,415	1,764,448
State of Connecticut Special Tax Revenue 5.00%, 05/01/2034	2,835	3,637,957

		53,762,501

District of Columbia – 0.9%
District of Columbia Series 2017D 5.00%, 06/01/2021	3,250	3,391,733
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2029-10/01/2030	6,180	7,839,965
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2022	3,015	3,273,566

		14,505,264

	Principal Amount (000)	U.S. $ Value

Florida – 4.3%
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus) 4.00%, 12/15/2024(a)	$385	$399,303
Citizens Property Insurance Corp. Series 2012A 5.00%, 06/01/2022	7,660	8,266,749
Series 2012A-1 5.00%, 06/01/2021	10,490	10,901,103
City of Jacksonville FL (City of Jacksonville FL Sales Tax) Series 2011 5.00%, 10/01/2021	2,500	2,629,050
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2027-08/15/2030	10,925	13,313,317
County of Broward FL Half-Cent Sales Tax Revenue Series 2010A 5.00%, 10/01/2020	1,315	1,330,491
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A 5.625%, 10/01/2026	2,470	2,585,127
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	300	210,281
Florida State Board of Education (State of Florida) Series 2017F 5.00%, 06/01/2023	1,310	1,488,474
Lakewood Ranch Stewardship District AGM 2.50%, 05/01/2033(b)	1,830	1,815,470
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/2025(a)	2,640	2,641,188
North Broward Hospital District Series 2017B 5.00%, 01/01/2027-01/01/2032	13,610	16,472,728
School District of Broward County/FL Series 2015 5.00%, 07/01/2021	2,210	2,312,898
St. Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	1,565	1,785,305
State of Florida Department of Transportation Turnpike System Revenue Series 2015B 5.00%, 07/01/2024	3,795	4,485,348

		70,636,832

	Principal Amount (000)	U.S. $ Value

Georgia – 0.8%
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	$6,465	$7,037,023
Municipal Electric Authority of Georgia 5.00%, 01/01/2028	180	221,877
Private Colleges & Universities Authority (Emory University) Series 2020B 4.00%, 09/01/2036	5,000	6,050,500

		13,309,400

Guam – 0.0%
Territory of Guam 5.00%, 11/15/2031	225	234,272

Hawaii – 2.3%
City & County of Honolulu HI Series 2011A 5.00%, 08/01/2024 (Pre-refunded/ETM)	5,800	6,096,438
Series 2011B 5.00%, 08/01/2024 (Pre-refunded/ETM)	4,000	4,204,440
5.00%, 08/01/2025 (Pre-refunded/ETM)	6,205	6,522,137
University of Hawaii Series 2016 5.00%, 10/01/2022-10/01/2026	18,785	21,969,075

		38,792,090

Illinois – 7.6%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	1,000	1,035,580
Series 2019A 5.00%, 12/01/2029-12/01/2030	2,030	2,239,521
Series 2019B 5.00%, 12/01/2030-12/01/2033	940	1,028,830
Chicago O’Hare International Airport Series 2015B 5.00%, 01/01/2024-01/01/2028	18,115	20,659,700
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	900	1,007,103
Illinois Finance Authority (Memorial Health Obligated Group) 5.00%, 04/01/2030-04/01/2032	7,195	8,995,064
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018A 5.00%, 05/15/2032-05/15/2033	26,905	32,489,391
State of Illinois Series 2012 5.00%, 08/01/2021	1,665	1,706,908
Series 2013 5.00%, 07/01/2021-07/01/2022	1,805	1,855,016

	Principal Amount (000)	U.S. $ Value

Series 2013A 5.00%, 04/01/2022	$1,970	$2,041,275
Series 2014 5.00%, 02/01/2021-05/01/2024	4,220	4,443,848
Series 2016 5.00%, 02/01/2022-02/01/2024	6,750	7,091,707
Series 2017A 5.00%, 12/01/2025	3,810	4,125,544
Series 2017D 5.00%, 11/01/2024	12,010	12,877,602
Series 2019A 5.00%, 11/01/2026	5,740	6,253,443
State of Illinois (State of Illinois Sales Tax) Series 2016D 5.00%, 06/15/2022-06/15/2023	16,965	17,779,213

		125,629,745

Kentucky – 1.8%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	815	958,806
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2026-06/01/2031	10,460	11,545,098
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	6,370	7,192,367
Kentucky Public Energy Authority (Morgan Stanley) Series 2018C 4.00%, 12/01/2049	8,500	9,544,905

		29,241,176

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.00%, 11/15/2030	1,550	1,610,279
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	435	471,166
6.10%, 06/01/2038-12/01/2040(a)	1,085	1,263,168
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 06/01/2037	4,885	4,840,986
2.10%, 06/01/2037	1,570	1,533,953

		9,719,552

Maryland – 0.4%
State of Maryland Department of Transportation Series 2018 5.00%, 10/01/2024	4,860	5,795,744

	Principal Amount (000)	U.S. $ Value

Massachusetts – 1.2%
Commonwealth of Massachusetts Series 2011A 5.00%, 04/01/2025 (Pre-refunded/ETM)	$8,750	$9,061,413
Series 2016H 5.00%, 12/01/2022	9,655	10,753,063

		19,814,476

Michigan – 3.1%
City of Detroit MI 5.00%, 04/01/2026-04/01/2028	3,675	3,894,676
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) NATL Series 2005B 5.50%, 07/01/2021	3,585	3,758,299
City of Detroit MI Water Supply System Revenue Series 2011C 5.25%, 07/01/2024 (Pre-refunded/ETM)	7,490	7,861,953
5.25%, 07/01/2025 (Pre-refunded/ETM)	1,900	1,994,354
Great Lakes Water Authority Water Supply System Revenue Series 2018A 5.00%, 07/01/2024-07/01/2027	7,245	8,598,983
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F 4.50%, 10/01/2029	900	943,758
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2024	10,115	11,910,918
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2033	1,090	1,227,493
South Lyon Community Schools Series 2016 5.00%, 05/01/2021-05/01/2028	5,080	5,961,588
University of Michigan Series 2017A 5.00%, 04/01/2023	1,955	2,210,030
Walled Lake Consolidated School District Series 2015 5.00%, 05/01/2022	2,000	2,166,460

		50,528,512

Mississippi – 1.1%
Mississippi Development Bank Series 2010C 5.00%, 08/01/2022 (Pre-refunded/ETM)	3,870	3,884,474
5.00%, 08/01/2023 (Pre-refunded/ETM)	1,790	1,796,695
Series 2010D 5.00%, 08/01/2023 (Pre-refunded/ETM)	3,835	3,849,343

	Principal Amount (000)	U.S. $ Value

Mississippi Development Bank (State of Mississippi Department of Corrections) Series 2010C 5.00%, 08/01/2022-08/01/2023	$5,445	$5,463,461
Series 2010D 5.00%, 08/01/2023	3,695	3,707,452

		18,701,425

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	340	380,459

Nebraska – 1.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	17,000	19,094,910
Omaha Public Power District Series 2011C 5.00%, 02/01/2024 (Pre-refunded/ETM)	6,420	6,596,422

		25,691,332

Nevada – 0.1%
County of Clark NV Series 2015 5.00%, 11/01/2021	2,000	2,125,280

New Hampshire – 0.3%
New Hampshire Business Finance Authority National Finance Authority Series 20201 4.125%, 01/20/2034	1,681	1,801,554
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC) 2.00%, 06/01/2049(a)	2,700	2,703,537

		4,505,091

New Jersey – 4.8%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014U 5.00%, 06/15/2023	1,610	1,732,907
Series 2017B 5.00%, 11/01/2020-11/01/2022	6,280	6,600,872
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	1,185	1,207,373
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2027	1,325	1,625,046
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2022	7,340	7,769,757
Series 2018A 5.00%, 06/15/2024-06/15/2030	6,055	6,740,017

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2029	$3,075	$3,568,999
Series 2012A 5.00%, 06/15/2024	2,500	2,622,500
Series 2018A 5.00%, 12/15/2029-12/15/2030	6,135	7,055,546
Series 2019B 5.00%, 06/15/2034	2,820	3,179,579
New Jersey Turnpike Authority Series 2014C 5.00%, 01/01/2021 (Pre-refunded/ETM)	7,715	7,896,997
5.00%, 01/01/2023	8,955	9,912,916
Series 2017B 5.00%, 01/01/2030	1,565	1,947,783
AGM Series 2005D-3 5.25%, 01/01/2026	11,070	13,614,439
Tobacco Settlement Financing Corp. Series 2018A 5.00%, 06/01/2028	3,450	4,341,998

		79,816,729

New York – 7.7%
City of New York NY Series 2013H 5.00%, 08/01/2025	2,510	2,831,707
Series 2014J 5.00%, 08/01/2022	1,290	1,410,383
Series 2015A 5.00%, 08/01/2023	7,220	8,202,281
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2020-11/15/2026	17,500	17,805,998
Series 2012F 5.00%, 11/15/2022-11/15/2023	13,835	14,685,148
Series 2017C 5.00%, 11/15/2030	4,340	4,973,683
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014B 5.00%, 02/01/2027-11/01/2029	20,280	23,345,903
Series 2014C 5.00%, 11/01/2028	10,665	12,319,248
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	855	847,861
2.80%, 09/15/2069	2,370	2,322,316
New York State Dormitory Authority Series 2012A 5.00%, 12/15/2021 (Pre-refunded/ETM)	5	5,337
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012A 5.00%, 12/15/2022	10,000	11,132,100
Series 2014C 5.00%, 03/15/2027-03/15/2029	22,340	25,765,122

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (American Airlines, Inc.) 5.25%, 08/01/2031	$150	$154,733
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	265	267,491
Series 2018 5.00%, 01/01/2031	1,590	1,703,001

		127,772,312

North Carolina – 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2023-03/01/2026	5,350	6,127,515

Ohio – 1.4%
American Municipal Power, Inc. 5.00%, 02/15/2035-02/15/2036	8,345	10,709,459
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2025-02/15/2028	5,500	6,299,565
County of Hamilton/OH Sewer System Revenue Series 2015A 5.00%, 12/01/2020-12/01/2021	4,025	4,198,333
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	475	475,000
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	425	425,000
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant) Series 2014 5.00%, 12/15/2021	1,105	1,180,063

		23,287,420

Oklahoma – 0.3%
Comanche County Memorial Hospital 5.00%, 07/01/2022	250	266,678
Series 2015 5.00%, 07/01/2026-07/01/2029	3,000	3,329,890
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	610	605,553

		4,202,121

Oregon – 0.4%
Oregon State Lottery Series 2011A 5.25%, 04/01/2026 (Pre-refunded/ETM)	5,105	5,292,251
5.25%, 04/01/2026	825	853,677

		6,145,928

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 5.2%
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024-12/01/2025	$7,470	$8,580,748
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2022(a)	925	956,247
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	1,245	1,245,000
Capital Region Water Revenue Series 2018 5.00%, 07/15/2029	1,500	1,922,625
City of Philadelphia PA Series 2019B 5.00%, 02/01/2032	2,890	3,710,702
Coatesville School District AGM Series 2017 5.00%, 08/01/2022-08/01/2023	2,375	2,630,803
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2026	1,000	1,226,890
Delaware River Port Authority Series 2012 5.00%, 01/01/2021	2,655	2,705,657
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	2,535	2,582,481
Pennsylvania Turnpike Commission Series 2011E 5.00%, 12/01/2025 (Pre-refunded/ETM)	9,585	10,211,667
5.00%, 12/01/2026 (Pre-refunded/ETM)	4,080	4,346,750
Series 2017 5.00%, 06/01/2028	2,905	3,543,984
Series 2017B 5.00%, 06/01/2031	11,050	13,102,427
Series 2017S 5.00%, 12/01/2028-12/01/2030	8,105	10,034,512
Series 2019 5.00%, 12/01/2024-12/01/2025	7,900	9,311,386
Series 2019A 5.00%, 12/01/2031-12/01/2032	4,005	4,946,774
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2032	3,205	3,807,059
State Public School Building Authority Series 2012 5.00%, 04/01/2026 (Pre-refunded/ETM)	1,110	1,197,390

		86,063,102

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	$1,010	$1,093,042
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	905	980,522
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,115	2,305,592
AGM Series 2007C 5.50%, 07/01/2031	100	110,398
NATL Series 2005L 5.25%, 07/01/2035	155	158,047
NATL Series 2007N 5.25%, 07/01/2032	200	204,042
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,680	3,799,600
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	415	433,202
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,477	1,330,807

		10,415,252

South Carolina – 1.0%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	7,390	8,117,250
Renewable Water Resources Series 2018A 5.00%, 01/01/2025	7,220	8,682,627

		16,799,877

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2028	2,000	2,472,420

Tennessee – 0.8%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2017A 4.00%, 05/01/2048	5,415	5,828,381
Series 2018 4.00%, 11/01/2049	6,500	7,359,625

		13,188,006

	Principal Amount (000)	U.S. $ Value

Texas – 5.6%
Austin Community College District Public Facility Corp. (Austin Community College District) Series 2015 5.00%, 08/01/2020-08/01/2022	$2,000	$2,098,910
City of Austin TX Water & Wastewater System Revenue 5.00%, 11/15/2025 (Pre-refunded/ETM)	215	228,461
5.00%, 11/15/2025-11/15/2026	11,600	12,331,268
5.00%, 11/15/2026 (Pre-refunded/ETM)	175	185,957
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024	1,290	1,517,633
Series 2015C 5.00%, 07/15/2022-07/15/2026	3,030	3,433,293
City of Dallas TX Series 2014 5.00%, 02/15/2022	19,045	20,493,182
City of Houston TX Airport System Revenue Series 2015B 5.00%, 07/15/2020 (Pre-refunded/ETM)	2,900	2,904,756
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	375	384,311
City of San Antonio TX Series 2010 5.00%, 02/01/2023	650	652,503
Series 2014 5.00%, 02/01/2021	2,000	2,055,320
County of Fort Bend TX Series 2015B 5.00%, 03/01/2022	2,880	3,101,472
Harris County-Houston Sports Authority Series 2014A 5.00%, 11/15/2020	1,860	1,870,769
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2028	1,100	1,318,757
Metropolitan Transit Authority of Harris County (Metropolitan Transit Authority of Harris County Sales & Use Tax) Series 2018 5.00%, 11/01/2029	1,185	1,552,954
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017A 5.00%, 08/15/2023	1,160	1,313,480
Port Beaumont Navigation District (Jefferson Rallport Terminal II LLC) 3.625%, 01/01/2035(a)	300	292,227
State of Texas Series 2014 5.00%, 04/01/2022	1,790	1,938,785

	Principal Amount (000)	U.S. $ Value

Texas A&M University Series 2013B 5.00%, 05/15/2023	$3,950	$4,475,350
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2022	10,035	11,082,554
University of Houston Series 2017A 5.00%, 02/15/2023	13,870	15,492,790
Via Metropolitan Transit (via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024	2,580	3,028,482

		91,753,214

Virginia – 0.3%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2021-06/15/2023	4,815	5,083,557

Washington – 7.2%
Chelan County Public Utility District No. 1 Series 2011A 5.25%, 07/01/2022	7,835	8,203,167
Series 2011B 5.50%, 07/01/2023	5,540	5,807,804
Clark County Public Utility District No. 1 Series 2010 5.00%, 01/01/2021	7,960	7,989,770
Energy Northwest (Bonneville Power Administration) Series 2011A 5.00%, 07/01/2022-07/01/2023	14,690	15,369,296
Franklin County School District No. 1 Pasco Series 2015 5.00%, 12/01/2025	8,615	10,323,182
Port of Seattle WA Series 2010C 5.00%, 02/01/2022	5,490	5,618,082
Series 2018A 5.00%, 05/01/2026-05/01/2029	14,375	17,300,574
Series 2018B 5.00%, 05/01/2026-05/01/2028	16,040	19,501,976
Snohomish & Island Counties School District No. 41 Stanwood-Camano Series 2018 5.00%, 12/15/2027	1,000	1,303,130
Snohomish County Public Utility District No. 1 Series 2012 5.00%, 12/01/2026	6,065	6,726,752
State of Washington 5.00%, 06/01/2030-06/01/2031(b)	6,860	9,167,002
Series 20152 5.00%, 07/01/2024	3,755	4,438,072
Series 2015R 5.00%, 07/01/2023	3,735	4,256,742

	Principal Amount (000)	U.S. $ Value

State of Washington (State of Washington COP) Series 2015C 5.00%, 01/01/2021	$2,355	$2,408,882
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	740	678,425

		119,092,856

Wisconsin – 1.1%
State of Wisconsin Series 20211 5.00%, 05/01/2028-05/01/2030(b)	6,300	8,159,428
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	3,315	3,558,492
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	515	481,231
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	3,245	3,551,523
Series 2016B 5.00%, 12/01/2025	2,510	2,844,884

		18,595,558

Total Municipal Obligations (cost $1,137,219,032)		1,188,754,313

	Shares

INVESTMENT COMPANIES – 21.8%
Funds and Investment Trusts – 21.8%(c)
iShares Core MSCI EAFE ETF	921,201	52,655,849
iShares Core MSCI Emerging Markets ETF	1,013,239	48,230,176
SPDR S&P 500 ETF Trust	809,217	249,530,154
Vanguard Mid-Cap ETF	64,928	10,642,349

Total Investment Companies (cost $294,486,978)		361,058,528

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.7%
United States – 0.7%
U.S. Treasury Notes
2.125%, 11/30/2023(d)	$1,698	1,809,431
2.625%, 02/15/2029(d) (e)	7,796	9,135,938

Total Governments - Treasuries (cost $9,600,118)		10,945,369

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Agency Debentures – 0.3%
Federal Home Loan Mortgage Corp. Series 2019M 2.65%, 06/15/2035(a) (cost $5,087,837)	$4,965	$5,441,740

Risk Share Floating Rate – 0.3%
Bellemeade Re Ltd. Series 2018-1A, Class M2 3.085% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (f)	220	203,195
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (f)	250	240,014
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	181	144,264
Series 2016-DNA1, Class M3 5.718% (LIBOR 1 Month + 5.55%), 07/25/2028(f)	229	239,651
Series 2016-DNA4, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2029(f)	450	454,509
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(f)	270	273,634
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(f)	250	251,230
Series 2017-HQA1, Class M2 3.735% (LIBOR 1 Month + 3.55%), 08/25/2029(f)	247	250,808
Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (f)	183	179,097
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.085% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	279	255,888
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	77	76,922
Series 2015-C03, Class 1M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(f)	123	125,731

	Principal Amount (000)	U.S. $ Value
Series 2015-C03, Class 2M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(f)	$161	$164,448
Series 2016-C01, Class 1M2 6.935% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	261	273,267
Series 2016-C02, Class 1M2 6.185% (LIBOR 1 Month + 6.00%), 09/25/2028(f)	166	172,423
Series 2016-C05, Class 2M2 4.635% (LIBOR 1 Month + 4.45%), 01/25/2029(f)	165	168,432
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	558	567,352
Series 2017-C02, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	590	590,441
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(f)	500	502,859
Series 2017-C05, Class 1M2 2.385% (LIBOR 1 Month + 2.20%), 01/25/2030(f)	241	236,397

Total Risk Share Floating Rate (cost $5,076,663)		5,370,562

Total Collateralized Mortgage Obligations (cost $10,164,500)		10,812,302

SHORT-TERM INVESTMENTS – 4.5%
U.S. Treasury Bills – 3.0%
U.S. Treasury Bill Zero Coupon, 08/11/2020(d)	22,000	21,996,617
Zero Coupon, 10/22/2020(d) (e)	27,000	26,986,864

Total U.S. Treasury Bills (cost $48,986,327)		48,983,481

	Shares

Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(c) (g) (h) (cost $24,173,190)	24,173,190	24,173,190

Total Short-Term Investments (cost $73,159,517)		73,156,671

U.S. $ Value

Total Investments – 99.6% (cost $1,524,630,145)(i)	$1,644,727,183
Other assets less liabilities – 0.4%	7,072,454

Net Assets – 100.0%	$1,651,799,637

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	1,622	September 2020	$58,733,255	$745,116
FTSE 100 Index Futures	54	September 2020	4,113,380	(30,337)
Hang Seng Index Futures	109	July 2020	17,050,016	(114,068)
MSCI Emerging Markets Futures	148	September 2020	7,294,180	55,191
MSCI Singapore IX ETS Futures	933	July 2020	19,806,834	34,097
Russell 2000 E-Mini Futures	458	September 2020	32,921,040	1,920,073
S&P 500 E-Mini Futures	178	September 2020	27,502,780	250,455
S&P Mid 400 E-Mini Futures	48	September 2020	8,539,680	307,409
S&P TSX 60 Index Futures	43	September 2020	5,881,776	178,367
TOPIX Index Futures	302	September 2020	43,590,368	(1,987,788)
U.S. T-Note 2 Yr (CBT) Futures	1,401	September 2020	309,380,205	122,976
U.S. T-Note 10 Yr (CBT) Futures	2,634	September 2020	366,578,719	1,986,595
U.S. Ultra Bond (CBT) Futures	659	September 2020	143,764,969	1,896,778
Sold Contracts
Mini MSCI EAFE Futures	639	September 2020	56,819,880	(143,417)
SPI 200 Futures	45	September 2020	4,574,329	(43,617)

				$5,177,830

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	$21,648	CAD	29,263	08/06/2020	$(90,709)
BNP Paribas SA	USD	2,591	NOK	23,919	07/15/2020	(106,259)
BNP Paribas SA	CAD	4,446	USD	3,316	08/06/2020	40,950
BNP Paribas SA	NZD	36,200	USD	23,577	08/06/2020	215,565
Citibank, NA	USD	6,858	EUR	6,054	08/06/2020	(51,052)
Credit Suisse International	SEK	116,570	USD	12,696	07/15/2020	184,634
Credit Suisse International	SEK	65,493	USD	6,775	07/15/2020	(254,421)
Goldman Sachs Bank USA	USD	6,853	SEK	65,822	07/15/2020	212,297
Goldman Sachs Bank USA	USD	9,768	CAD	13,547	08/06/2020	211,333
HSBC Bank USA	USD	23,013	NZD	36,200	08/06/2020	349,077
JPMorgan Chase Bank, NA	SEK	102,235	USD	11,133	07/15/2020	159,371
JPMorgan Chase Bank, NA	USD	3,804	NOK	35,253	07/15/2020	(141,541)
JPMorgan Chase Bank, NA	USD	6,828	SEK	65,822	07/15/2020	237,223
JPMorgan Chase Bank, NA	GBP	3,211	USD	4,090	07/17/2020	110,826
JPMorgan Chase Bank, NA	USD	8,630	CAD	11,897	08/06/2020	134,015
JPMorgan Chase Bank, NA	USD	34,758	EUR	30,596	08/06/2020	(357,145)
JPMorgan Chase Bank, NA	AUD	12,463	USD	8,654	08/13/2020	51,725
JPMorgan Chase Bank, NA	CHF	21,826	USD	23,034	08/28/2020	(40,952)
Morgan Stanley & Co., Inc.	USD	29,264	SEK	285,277	07/15/2020	1,355,777
Morgan Stanley & Co., Inc.	USD	28,224	EUR	24,962	08/06/2020	(157,550)
Morgan Stanley & Co., Inc.	JPY	1,422,428	USD	13,369	08/07/2020	189,268
Morgan Stanley & Co., Inc.	USD	27,775	JPY	2,988,975	08/07/2020	(80,784)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	15,238	CHF	14,747	08/28/2020	$352,591
State Street Bank & Trust Co.	GBP	322	USD	410	07/17/2020	11,072
State Street Bank & Trust Co.	USD	394	GBP	322	07/17/2020	5,118
State Street Bank & Trust Co.	USD	12,236	JPY	1,329,076	08/07/2020	78,727
State Street Bank & Trust Co.	USD	8,668	AUD	12,463	08/13/2020	(66,013)

						$2,553,143

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	5.22%	USD 26,068	$(204,582)	$(1,771,250)	$1,566,668

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,610	08/09/2024	1.690%	CPI#	Maturity	$(185,227)	$—	$(185,227)
USD	21,960	01/15/2025	1.671%	CPI#	Maturity	(594,094)	—	(594,094)
USD	5,328	01/15/2025	1.637%	CPI#	Maturity	(144,593)	—	(144,593)
USD	11,922	01/15/2025	1.673%	CPI#	Maturity	(346,393)	—	(346,393)
USD	16,190	01/15/2028	0.735%	CPI#	Maturity	824,620	—	824,620
USD	20,920	01/15/2028	1.230%	CPI#	Maturity	196,013	—	196,013

						$(249,674)	$—	$(249,674)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	61,040	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$1,006,392	$—	$1,006,392
USD	39,710	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	1,255,304	—	1,255,304
USD	32,500	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	1,575,641	—	1,575,641
USD	13,760	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	850,494	—	850,494

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,119	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$112,459	$—	$112,459
USD	4,761	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	266,837	—	266,837
USD	9,275	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	744,728	—	744,728

						$5,811,855	$—	$5,811,855

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	97	$(30,311)	$(9,567)	$(20,744)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,344	(419,978)	(174,106)	(245,872)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	995	(310,921)	(96,610)	(214,311)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	53	(16,561)	(5,275)	(11,286)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	662	(206,809)	(65,972)	(140,837)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1	(312)	(123)	(189)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	863	(269,673)	(81,332)	(188,341)

						$(1,254,565)	$(432,985)	$(821,580)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	27,267	09/20/2020	2.263%	CPI#	Maturity	$(732,309)	$—	$(732,309)
Barclays Bank PLC	USD	24,198	10/15/2020	2.208%	CPI#	Maturity	(618,777)	—	(618,777)
Barclays Bank PLC	USD	13,963	10/15/2020	2.210%	CPI#	Maturity	(357,767)	—	(357,767)
Barclays Bank PLC	USD	12,000	10/23/2026	2.310%	CPI#	Maturity	(1,599,595)	—	(1,599,595)
Barclays Bank PLC	USD	10,000	12/04/2027	2.170%	CPI#	Maturity	(776,419)	—	(776,419)
Barclays Bank PLC	USD	10,000	10/23/2029	2.388%	CPI#	Maturity	(1,726,182)	—	(1,726,182)
Barclays Bank PLC	USD	13,000	12/04/2032	2.233%	CPI#	Maturity	(1,448,361)	—	(1,448,361)
Citibank, NA	USD	17,600	10/17/2020	2.220%	CPI#	Maturity	(453,485)	—	(453,485)
Citibank, NA	USD	25,380	12/14/2020	1.548%	CPI#	Maturity	43,967	—	43,967
Citibank, NA	USD	28,000	10/23/2021	2.039%	CPI#	Maturity	(1,594,989)	—	(1,594,989)
Citibank, NA	USD	22,000	11/04/2023	1.900%	CPI#	Maturity	(638,758)	—	(638,758)
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	(666,781)	—	(666,781)
Deutsche Bank AG	USD	12,900	07/15/2020	1.265%	CPI#	Maturity	313,772	—	313,772
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	(409,672)	—	(409,672)
JPMorgan Chase Bank, NA	USD	24,484	08/30/2020	2.210%	CPI#	Maturity	(636,632)	—	(636,632)
JPMorgan Chase Bank, NA	USD	10,000	03/02/2024	2.175%	CPI#	Maturity	(557,444)	—	(557,444)
JPMorgan Chase Bank, NA	USD	33,000	07/20/2024	1.995%	CPI#	Maturity	(1,330,961)	—	(1,330,961)
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	(697,455)	—	(697,455)
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	(1,807,430)	—	(1,807,430)
Morgan Stanley Capital Services LLC	USD	56,000	07/20/2022	1.939%	CPI#	Maturity	(1,397,878)	—	(1,397,878)

							$(17,093,156)	$—	$(17,093,156)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.120%	SIFMA*	Quarterly	$(736,258)	$—	$(736,258)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	(742,718)	—	(742,718)

							$(1,478,976)	$—	$(1,478,976)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $26,301,022 or 1.6% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.

(i)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $151,241,506 and gross unrealized depreciation of investments was $(35,678,358), resulting in net unrealized appreciation of $115,563,148.

As of June 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.3% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-CMBX.NA—North American Commercial Mortgage-Backed Index

CDX-NAHY—North American High Yield Credit Default Swap Index

CBT – Chicago Board of Trade

COP – Certificate of Participation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OSF – Order of St. Francis

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,188,754,313	$—	$1,188,754,313
Investment Companies	361,058,528	—	—	361,058,528
Governments - Treasuries	—	10,945,369	—	10,945,369
Collateralized Mortgage Obligations	—	10,812,302	—	10,812,302
Short-Term Investments:
U.S. Treasury Bills	—	48,983,481	—	48,983,481
Investment Companies	24,173,190	—	—	24,173,190
Total Investments in Securities	385,231,718	1,259,495,465	—	1,644,727,183
Other Financial Instruments(a):
Assets:
Futures	6,717,844	779,213	—	7,497,057
Forward Currency Exchange Contracts	—	3,899,569	—	3,899,569
Centrally Cleared Inflation (CPI) Swaps	—	1,020,633	—	1,020,633
Centrally Cleared Interest Rate Swaps	—	5,811,855	—	5,811,855
Inflation (CPI) Swaps	—	357,739	—	357,739
Liabilities:
Futures	(143,417)	(2,175,810)	—	(2,319,227)
Forward Currency Exchange Contracts	—	(1,346,426)	—	(1,346,426)
Centrally Cleared Credit Default Swaps	—	(204,582)	—	(204,582)
Centrally Cleared Inflation (CPI) Swaps	—	(1,270,307)	—	(1,270,307)
Credit Default Swaps	—	(1,254,565)	—	(1,254,565)
Inflation (CPI) Swaps	—	(17,450,895)	—	(17,450,895)
Interest Rate Swaps	—	(1,478,976)	—	(1,478,976)

Total	$391,806,145	$1,246,182,913	$—	$1,637,989,058

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2020 is as follows:

							Distributions
Affiliated Issuer	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 06/30/2020 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$31,325	$534,976	$542,128	$0	$0	$24,173	$393	$0